Description of Business (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Business [Abstract]
Schedule of assets and liabilities
	March 31, 2023	December 31, 2022
Current assets:
Cash and cash equivalent	$1,276	$3,690
Trade accounts receivable, net	4,678	6,823
Related party receivables	2,533	2,001
Other current assets	1,400	2,278
Total current assets	9,887	14,792

Property and equipment, net	163	176
Intangible assets, net	5,712	5,712
Long-term deposit and other non-current assets	19	48
Right of use assets under operating lease	669	711
Restricted cash escrow	1,485	1,479
Deferred tax assets	840	793
Total long-term assets	8,888	8,919

Total assets	$18,775	$23,711

Current liabilities:
Short-term loan	$138	$286
Trade accounts payable	1,915	4,817
Related party payables	4,099	4,002
Current operating lease liability	269	230
Other current liabilities	2,754	4,515
Total current liabilities	9,175	13,850

Long-term liabilities:
Long-term loan	379	377
Long-term operating lease liability	327	257
Deferred tax liability	223	224
Total long-term liabilities	929	858

Total liabilities	$10,104	$14,708

	December 31, 2022	December 31, 2021
Current assets:
Cash	$3,690	$1,260
Accounts receivable, net	6,823	2,462
Related parties	2,001	-
Other current assets	2,278	4,550
Total current assets	14,792	8,272

Property and equipment, net	176	208
Intangible assets	5,712	5,718
Long-term prepaid expenses	48	48
Right of use assets	711	530
Restricted cash	1,479	1,632
Deferred tax assets	793	369
Total long-term assets	8,919	8,505

Total assets	$23,711	$16,777

Current liabilities:
Short term loan from others	$286	$1,155
Trade accounts payable	4,817	697
Related party	4,002	4,583
Operating lease short term liability	230	-
Other current liabilities	4,515	2,401
Total current liabilities	13,850	8,836

Long-term liabilities:
Long term loan	377	-
Lease liability	257	106
Deferred tax liability	224	224
Total long-term liabilities	858	330

Total liabilities	$14,708	$9,166

Schedule of net revenues, loss from operations and net loss
	For the three months Ended	For the three months Ended
	March 31,	March 31,
	2023	2022
Net revenues	$18,636	$8,864
Loss from operations	$(807)	$(2,184)
Net loss	$(345)	$(1,572)

	Year ended December 31,
	2022	2021
	USD in thousands	USD in thousands

Revenues	$51,841	$19,683
Loss from operations	$(1,531)	$(1,883)
Net loss	$(541)	$(526)